SCHEDULE OF OTHER CURRENT PAYABLE (Details) (Parenthetical) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Beijing LOBO [Member]
Multiemployer Plan [Line Items]
Other short term borrowings	$ 568,774	$ 2,307,686
Wuxi Jinbang [Member]
Multiemployer Plan [Line Items]
Other short term borrowings		$ 843,825